Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Comprehensive Income
Net income	$ 561	$ 984
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(42)	(201)
Unrealized gains on net investment hedges	5	26
Cash flow hedges
Net derivative gains	18	0
Less: reclassification adjustment for (gains) losses included in income	(1)	2
Net effects of cash flow hedges	17	2
Net change in unrecognized pension and post-retirement benefit obligation	124	(1)
Other comprehensive income	104	(174)
Comprehensive income	665	810
Comprehensive income attributable to non-controlling interest	1	1
Comprehensive Income of Emera Incorporated	$ 664	$ 809